Stockholders' Equity (Deficit) - Summary of outstanding and exercisable warrants (Details) - Warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Warrants
Number of Warrants Outstanding, Beginning	100,000	0	0
Number of Warrants Issued	302,051	100,000	0
Number of Warrants Expired	0	0	0
Number of Warrants Outstanding, Ending	402,051	100,000	0
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 3.26	$ 0.00	$ 0.00
Weighted Average Exercise Price Issued	1.71	3.26	0.00
Weighted Average Exercise Price Expired	0.00	0.00	0.00
Weighted Average Exercise Price Outstanding, Ending	$ 1.11	$ 3.26	$ 0.00